UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2017

Item 1.

Reports to Stockholders

Fidelity® Series Floating Rate High Income Fund Annual Report September 30, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity® Series Floating Rate High Income Fund	5.38%	3.93%	5.22%

 A From October 20, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Floating Rate High Income Fund, a class of the fund, on October 20, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P®/LSTA Leveraged Performing Loan Index performed over the same period.

Period Ending Values
$13,538	Fidelity® Series Floating Rate High Income Fund
$13,630	S&P®/LSTA Leveraged Performing Loan Index

Management's Discussion of Fund Performance

Market Recap:  Floating-rate bank loans gained 5.43% for the year ending September 30, 2017, as measured by the S&P/LSTA® Leveraged Performing Loan Index. Following the U.S. presidential election, U.S. Treasury yields spiked and financial market sentiment shifted and appeared to focus on increasing prospects for higher interest rates and rising inflation in 2017. Within this environment, bank loans rose 1.20% in December 2016, in what turned out to be their strongest monthly performance the past 12 months. The asset class registered more-modest, coupon-driven gains from January through May amid intensified refinancing activity, volatile oil prices, declining Treasury yields and growing uncertainty regarding the Trump administration’s policy agenda. Loans registered somewhat stronger performance in July, bolstered by favorable corporate earnings, improving flows into retail funds and a steady increase in bond prices. Following roughly flat performance in August, loans rebounded modestly in September, helped by stronger economic data, optimism surrounding the release of a tax plan by congressional Republicans and a firmer backdrop for the energy sector. Gains were broad-based across industries, with oil & gas (+18%) and nonferrous metals/minerals (+9%) leading the way, driven by strong pricing sentiment. From a credit-quality perspective, lower-quality loans did best, reflecting continued demand for higher-yielding securities.

Comments from Portfolio Manager Eric Mollenhauer:  For the fiscal year, the fund gained 5.38%, roughly in line with the benchmark S&P/LSTA® Leveraged Performing Loan Index. Versus the benchmark, security selection in industrial equipment, nonferrous metals/minerals, and leisure goods/activities/movies provided the biggest boost. From a credit-quality perspective, selection among loans rated B and BB added the most value. The top individual relative contributors were overweighted positions in oil & gas exploration & production (E&P) company Cactus Wellhead and TNT Crane, a provider of rental cranes used in the refining and petrochemicals industries, along with an out-of-benchmark position in the common stock of LyondellBasell Industries, a plastics, chemicals and refining company. On the downside, a cash stake of roughly 4%, on average, was a notable relative detractor, although this was below our cash target of 5%. The largest individual detractors were overweightings in supermarket operator Albertsons and United Kingdom-based Expro, an energy services company focused on deep-water rigs, along with untimely ownership of Ocean Rig, a provider of drillships to energy E&P companies. This period, the fund was underweighted, on average, in credits rated B and BB.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Five Holdings as of September 30, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Laureate Education, Inc.	1.7	1.2
Albertson's LLC	1.7	2.3
Caesars Growth Properties Holdings LLC	1.4	1.5
Asurion LLC	1.2	0.9
Valeant Pharmaceuticals International, Inc.	1.2	1.4
	7.2

Top Five Market Sectors as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Technology	12.9	10.5
Services	8.8	9.2
Telecommunications	8.2	8.2
Healthcare	7.9	8.3
Gaming	6.6	5.7

Quality Diversification (% of fund's net assets)

As of September 30, 2017
BBB	1.3%
BB	32.3%
B	45.9%
CCC,CC,C	5.4%
Not Rated	9.3%
Equities	0.7%
Short-Term Investments and Net Other Assets	5.1%

As of March 31, 2017
BBB	1.2%
BB	32.4%
B	48.0%
CCC,CC,C	6.5%
Not Rated	5.3%
Equities	0.7%
Short-Term Investments and Net Other Assets	5.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2017*
Bank Loan Obligations	91.2%
Nonconvertible Bonds	3.0%
Common Stocks	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	5.1%

 * Foreign investments – 10.2%

As of March 31, 2017*
Bank Loan Obligations	91.2%
Nonconvertible Bonds	2.2%
Common Stocks	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	5.9%

 * Foreign investments – 9.8%

Investments September 30, 2017

Showing Percentage of Net Assets

Bank Loan Obligations - 91.2%(a)
	Principal Amount	Value
Aerospace - 1.1%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.99% 7/7/22 (b)(c)	$746,193	$751,476
Standardaero Aviation Holdings In Tranche B, term loan 3 month U.S. LIBOR + 3.750% 7/7/22 (c)(d)	420,000	422,890
TransDigm, Inc.:
Tranche D, term loan 3 month U.S. LIBOR + 3.000% 4.3269% 6/4/21 (b)(c)	1,944,724	1,948,846
Tranche F, term loan 3 month U.S. LIBOR + 3.000% 4.2692% 6/9/23 (b)(c)	987,465	989,835
Tranche G, term loan 3 month U.S. LIBOR + 3.000% 4.2566% 8/22/24 (b)(c)	997,500	998,627

TOTAL AEROSPACE		5,111,674

Air Transportation - 0.1%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 9/20/20 (c)(d)	500,000	500,000
Automotive & Auto Parts - 1.1%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.235% 2/1/24 (b)(c)	425,439	428,630
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.485% 2/1/25 (b)(c)	120,000	122,400
Chrysler Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.24% 12/31/18(b)(c)	389,135	390,108
NN, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.985% 4/3/21 (b)(c)	490,000	492,450
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.8328% 11/27/20 (b)(c)	1,612,944	1,473,828
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.3328% 11/27/21 (b)(c)	1,425,000	1,104,375
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5828% 3/31/24 (b)(c)	344,531	345,823
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.735% 4/18/23(b)(c)	553,613	566,069

TOTAL AUTOMOTIVE & AUTO PARTS		4,923,683

Banks & Thrifts - 0.1%
Recess Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 9/29/24 (c)(d)	59,524	59,821
3 month U.S. LIBOR + 3.750% 5.2539% 9/29/24 (b)(c)	440,476	442,679

TOTAL BANKS & THRIFTS		502,500

Broadcasting - 1.0%
CBS Radio, Inc. term loan 3 month U.S. LIBOR + 3.500% 4.7372% 10/17/23 (b)(c)	898,160	904,340
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 8.0828% 1/30/19 (b)(c)	2,035,000	1,568,008
Entercom Radio, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7477% 11/1/23(b)(c)	238,542	238,840
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.24% 12/18/20 (b)(c)	953,401	956,976
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.9872% 8/23/24 (b)(c)	665,000	668,325

TOTAL BROADCASTING		4,336,489

Building Materials - 1.0%
GYP Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3111% 4/1/23 (b)(c)	997,500	1,004,153
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 3.8328% 10/17/23 (b)(c)	248,125	249,366
Jeld-Wen, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 7/1/22 (b)(c)	757,755	763,279
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.33% 9/21/24 (b)(c)	1,135,000	1,149,188
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 5/21/22 (b)(c)	1,146,243	1,151,975

TOTAL BUILDING MATERIALS		4,317,961

Cable/Satellite TV - 1.8%
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.485% 7/28/25 (b)(c)	497,503	494,891
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.57% 5/1/24 (b)(c)	334,163	335,833
Charter Communication Operating LLC:
term loan 3 month U.S. LIBOR + 2.000% 3.24% 1/3/21 (b)(c)	1,340,160	1,343,323
Tranche H, term loan 3 month U.S. LIBOR + 2.000% 3.24% 1/15/22 (b)(c)	985,000	987,344
Tranche I, term loan 3 month U.S. LIBOR + 2.250% 3.49% 1/15/24 (b)(c)	2,147,250	2,155,302
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8036% 1/7/22 (b)(c)	1,000,000	930,000
Virgin Media Bristol LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.9844% 1/31/25 (b)(c)	1,000,000	1,003,380
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4844% 8/19/23 (b)(c)	1,000,000	997,500

TOTAL CABLE/SATELLITE TV		8,247,573

Capital Goods - 0.3%
Doosan Bobcat Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0828% 5/18/24 (b)(c)	562,175	565,126
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0122% 7/30/24 (b)(c)	335,000	335,295
Zodiac Pool Solutions LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2964% 12/20/23 (b)(c)	497,503	502,478

TOTAL CAPITAL GOODS		1,402,899

Chemicals - 2.5%
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2917% 5/17/24 (b)(c)	498,729	500,475
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0828% 3/30/24 (b)(c)	481,369	485,581
Jade Germany GmbH Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 5/31/23 (b)(c)	997,066	998,313
Kraton Polymers LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.235% 1/6/22 (b)(c)	557,512	564,168
MacDermid, Inc.:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.500% 4.735% 6/7/20 (b)(c)	866,842	869,009
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4.235% 6/7/23 (b)(c)	830,403	834,555
Methanol Holdings (TRINIDAD) Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.735% 6/30/22 (b)(c)	840,700	844,903
Oxea Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 10/12/24 (c)(d)	500,000	500,000
Royal Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5828% 6/19/22 (b)(c)	980,075	981,918
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.500% 8.8327% 6/19/23 (b)(c)(e)	49,655	49,531
The Chemours Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.74% 5/12/22 (b)(c)	408,355	410,397
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.735% 9/6/24 (b)(c)	750,000	753,750
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3283% 9/22/24 (b)(c)	541,163	543,079
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3283% 9/22/24 (b)(c)	1,248,837	1,253,258
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3328% 6/1/24 (b)(c)	498,750	500,984
Univar, Inc. term loan 3 month U.S. LIBOR + 2.750% 3.985% 7/1/22 (b)(c)	563,554	565,318
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3119% 8/8/24 (b)(c)	410,000	411,538

TOTAL CHEMICALS		11,066,777

Consumer Products - 1.2%
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.3% 7/3/20 (b)(c)	368,379	360,245
Hercules Achievement, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7317% 12/11/21 (b)(c)	1,441,664	1,451,280
HLF Financing U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.735% 2/15/23 (b)(c)	806,630	814,696
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.750% 3.985% 1/26/24 (b)(c)	621,945	624,389
Weight Watchers International, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.250% 4.5289% 4/2/20 (b)(c)	2,336,612	2,304,484

TOTAL CONSUMER PRODUCTS		5,555,094

Consumer Services - 0.1%
Optiv Security, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5625% 2/1/24 (b)(c)	409,861	384,245
Containers - 1.8%
Berlin Packaging, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5274% 10/1/21 (b)(c)	1,510,807	1,517,107
Berry Global, Inc. Tranche M, term loan 3 month U.S. LIBOR + 2.250% 3.485% 10/1/22 (b)(c)	1,859,876	1,864,526
Berry Plastics Corp. Tranche L, term loan 3 month U.S. LIBOR + 2.250% 3.485% 1/6/21 (b)(c)	1,213,791	1,217,129
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4811% 4/3/24 (b)(c)	249,375	249,954
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.485% 5/16/24 (b)(c)	403,988	404,997
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.735% 5/22/24 (b)(c)	745,000	749,038
Hostess Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.735% 8/3/22(b)(c)	99,948	100,240
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.25% 7/26/23 (b)(c)	361,350	362,705
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2359% 2/5/23 (b)(c)	1,708,455	1,714,605

TOTAL CONTAINERS		8,180,301

Diversified Financial Services - 3.6%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.083% 4/4/24 (b)(c)	995,000	996,871
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.2372% 11/18/23 (b)(c)	560,762	562,865
Avolon TLB Borrower 1 (U.S.) LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 3.49% 3/20/22(b)(c)	329,175	329,791
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 9/20/24 (c)(d)	1,105,000	1,116,393
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.24% 4/27/24 (b)(c)	1,271,813	1,269,269
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2964% 10/6/23 (b)(c)	1,605,000	1,614,277
Emerald Exposit Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2964% 5/22/24 (b)(c)	468,825	471,169
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.75% 7/14/22 (b)(c)	750,000	756,968
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.56% 2/9/23 (b)(c)	899,798	901,301
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5486% 7/3/24 (b)(c)	450,000	453,375
HarbourVest Partners LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8039% 2/4/21 (b)(c)	237,832	237,535
IBC Capital U.S. LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.3172% 9/11/22 (b)(c)	1,000,000	950,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0672% 9/10/21 (b)(c)	572,669	567,418
Jane Street Group LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.735% 8/25/22 (b)(c)	500,000	504,065
Kingpin Intermediate Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.57% 7/3/24 (b)(c)	498,750	500,206
Nab Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 6/30/24 (b)(c)	568,575	571,065
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.2306% 12/5/20 (b)(c)	414,241	412,816
Peak 10 Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8106% 8/1/24 (b)(c)	500,000	500,000
Quest Software U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.235% 10/31/22 (b)(c)	992,437	1,005,775
TransUnion LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.235% 4/9/23 (b)(c)	1,439,575	1,435,746
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.49% 8/18/23 (b)(c)	816,750	819,682

TOTAL DIVERSIFIED FINANCIAL SERVICES		15,976,587

Energy - 4.8%
Alon U.S.A. Partners LP term loan 3 month U.S. LIBOR + 8.000% 9.25% 11/26/18 (b)(c)	1,469,050	1,472,722
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.735% 5/18/23 (b)(c)	997,500	1,004,363
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5222% 6/22/24 (b)(c)	1,635,900	1,646,632
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.6094% 12/31/21 (b)(c)	1,285,000	1,367,883
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.8144% 8/23/21 (b)(c)	1,285,000	1,383,380
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.9586% 5/16/21 (b)(c)	1,500,000	1,464,375
Citgo Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 8.500% 9.7964% 5/12/18 (b)(c)	1,022,698	1,030,450
Crestwood Holdings Partners LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.2344% 6/19/19 (b)(c)	1,846,149	1,835,774
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.57% 3/14/21 (b)(c)	297,548	275,232
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 5.57% 3/14/21 (b)(c)	29,418	27,211
Expro Finservices SARL Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.0661% 9/2/21 (b)(c)	2,090,619	1,352,380
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.0828% 3/28/22 (b)(c)	746,250	696,348
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.985% 4/16/21 (b)(c)	740,000	690,516
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.2311% 3/1/24 (b)(c)	1,000,000	965,000
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.55% 8/25/23 (b)(c)	1,950,605	1,832,360
MRP Generation Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 7.000% 8.3328% 10/18/22 (b)(c)	513,509	480,131
Pacific Drilling SA Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.875% 6/3/18 (b)(c)	879,537	251,222
Panda Temple Power, LLC term loan 3 month U.S. LIBOR + 6.000% 7.3328% 4/3/19(b)(c)	442,125	402,334
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 2/21/21 (b)(c)	1,199,512	874,144
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.49% 12/9/21 (b)(c)	1,394,212	1,261,762
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5464% 6/26/22 (b)(c)	1,099,781	1,119,027

TOTAL ENERGY		21,433,246

Entertainment/Film - 0.5%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4844% 12/15/23 (b)(c)	358,200	356,409
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4844% 12/15/22 (b)(c)	491,250	489,983
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.05% 7/8/22 (b)(c)	789,754	790,251
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.5464% 7/8/23 (b)(c)	215,000	214,194
Lions Gate Entertainment Corp. term loan 3 month U.S. LIBOR + 3.000% 4.235% 12/8/23 (b)(c)	462,500	465,969

TOTAL ENTERTAINMENT/FILM		2,316,806

Environmental - 0.9%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.455% 8/1/24 (b)(c)	500,000	500,625
Metal Services LLC Tranche B, term loan 3 month U.S. LIBOR + 7.500% 8.8328% 6/30/19 (b)(c)	937,169	945,369
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2348% 12/18/20 (b)(c)	930,048	933,768
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2344% 9/19/24 (b)(c)	460,000	462,107
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0828% 1/15/21 (b)(c)	1,020,377	1,033,132

TOTAL ENVIRONMENTAL		3,875,001

Food & Drug Retail - 2.7%
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 3.985% 8/25/21 (b)(c)	5,579,893	5,375,000
3 month U.S. LIBOR + 3.000% 4.3172% 6/22/23 (b)(c)	1,195,803	1,147,971
3 month U.S. LIBOR + 3.000% 4.3297% 12/21/22 (b)(c)	1,105,412	1,064,158
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 10/21/21 (b)(c)	1,455,300	1,449,842
JBS U.S.A. Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8038% 10/30/22 (b)(c)	329,173	325,058
Pizza Hut Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2344% 6/16/23 (b)(c)	742,519	745,303
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 3.3328% 3/27/23 (b)(c)	991,970	994,450
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 11/15/22 (b)(c)	1,090,715	1,048,788

TOTAL FOOD & DRUG RETAIL		12,150,570

Food/Beverage/Tobacco - 1.7%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.485% 3/20/24 (b)(c)	263,675	264,993
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0572% 12/16/23 (b)(c)	496,250	499,352
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.485% 10/7/23 (b)(c)	1,271,097	1,281,685
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.74% 6/28/20 (b)(c)	677,536	609,782
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4873% 5/24/24 (b)(c)	1,930,163	1,933,907
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.0828% 6/30/22 (b)(c)	1,085,000	1,025,325
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.938% 5.2703% 6/30/21 (b)(c)	756,351	754,460
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.985% 6/27/23 (b)(c)	1,234,375	1,241,362

TOTAL FOOD/BEVERAGE/TOBACCO		7,610,866

Gaming - 6.5%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 7/1/23 (b)(c)	480,726	481,476
American Casino & Entertainment Properties LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 6.5% 7/7/22 (b)(c)	293,835	294,020
AP Gaming I LLC term loan 3 month U.S. LIBOR + 5.500% 6.735% 2/15/24 (b)(c)	394,013	400,415
Aristocrat Technologies, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.3069% 10/20/21 (b)(c)	1,409,752	1,412,867
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.6944% 9/15/23 (b)(c)	731,422	733,433
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.735% 10/11/20 (b)(c)	1,297,221	1,298,842
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.235% 5/8/21 (b)(c)	6,242,064	6,247,931
Cyan Blue Holdco 3 Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 7/25/24 (b)(c)	528,675	530,161
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5625% 4/17/24 (b)(c)	1,098,608	1,097,235
Gateway Casinos & Entertainment Ltd. term loan 3 month U.S. LIBOR + 3.750% 5.0828% 2/22/23 (b)(c)	1,082,288	1,088,034
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 8/11/24 (c)(d)	1,500,000	1,490,625
3 month U.S. LIBOR + 7.000% 8/11/25 (c)(d)	500,000	500,000
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4883% 10/4/23 (b)(c)	4,868,062	4,892,402
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.235% 4/25/24 (b)(c)	364,088	363,905
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.250% 3.485% 4/25/21 (b)(c)	649,688	649,960
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.235% 10/14/23 (b)(c)	496,250	500,682
Scientific Games Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5143% 8/14/24 (b)(c)	3,130,000	3,132,942
Seminole Tribe Florida Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.456% 7/6/24 (b)(c)	1,000,000	1,004,380
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.74% 6/8/23 (b)(c)	1,702,138	1,702,597
Tropicana Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.235% 11/27/20 (b)(c)	642,397	645,609
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.49% 5/31/24 (b)(c)	748,125	748,596

TOTAL GAMING		29,216,112

Healthcare - 7.3%
Albany Molecular Research, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 4.5828% 8/30/24 (b)(c)	360,000	360,227
3 month U.S. LIBOR + 7.000% 8.3328% 8/30/25 (b)(c)	190,000	192,138
Alere, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.49% 6/18/22 (b)(c)	833,525	832,834
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.485% 6/22/24 (b)(c)	763,088	758,082
Community Health Systems, Inc.:
Tranche G, term loan 3 month U.S. LIBOR + 2.750% 4.0669% 12/31/19 (b)(c)	995,733	989,410
Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.3169% 1/27/21 (b)(c)	1,906,938	1,893,189
CPI Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.34% 3/21/24 (b)(c)	497,500	501,232
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.24% 12/1/23 (b)(c)	1,827,046	1,830,481
Equian LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0664% 5/19/24 (b)(c)	667,445	675,788
Tranche DD, term loan 3 month U.S. LIBOR + 3.750% 5.059% 5/19/24 (b)(c)	205,368	207,935
Ghx Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5828% 6/30/24 (b)(c)	408,975	410,255
HCA Holdings, Inc.:
Tranche B 8LN, term loan 3 month U.S. LIBOR + 2.250% 3.485% 2/15/24 (b)(c)	992,513	997,118
Tranche B 9LN, term loan 3 month U.S. LIBOR + 2.000% 3.2389% 3/18/23 (b)(c)	3,421,817	3,432,083
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8167% 8/18/22 (b)(c)	825,000	831,188
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8125% 4/9/21 (b)(c)	1,377,234	1,377,812
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 6/7/23 (b)(c)	909,222	915,759
Onex Schumacher Finance LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.235% 7/31/22 (b)(c)	462,528	461,372
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0828% 6/30/21 (b)(c)	2,953,264	2,960,352
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 8/11/24 (c)(d)	1,750,000	1,762,040
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.485% 10/21/24 (b)(c)	500,000	507,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.485% 10/21/23 (b)(c)	496,250	498,424
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.485% 6/23/24 (b)(c)	498,750	495,324
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.3328% 12/31/23 (b)(c)	1,000,000	971,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.5828% 12/31/22 (b)(c)	2,453,888	2,372,910
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.99% 4/1/22 (b)(c)	5,345,854	5,439,941
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 4.735% 2/11/23 (b)(c)	1,290,368	1,298,432

TOTAL HEALTHCARE		32,973,076

Homebuilders/Real Estate - 1.5%
Americold Realty Operating Partnership LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.985% 12/1/22 (b)(c)	574,490	580,235
Communications Sales & Leasing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.235% 10/24/22 (b)(c)	948,570	876,479
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5658% 11/4/21 (b)(c)	1,482,286	1,484,939
Lightstone Holdco LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.7389% 1/30/24 (b)(c)	725,199	721,573
Tranche C, term loan 3 month U.S. LIBOR + 4.500% 5.7389% 1/30/24 (b)(c)	45,187	44,961
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.485% 4/25/23 (b)(c)	1,401,103	1,405,138
Realogy Group LLC term loan 3 month U.S. LIBOR + 2.250% 3.485% 7/20/22 (b)(c)	1,487,684	1,493,263

TOTAL HOMEBUILDERS/REAL ESTATE		6,606,588

Hotels - 1.3%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.735% 8/30/23 (b)(c)	495,009	496,811
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.735% 11/30/23 (b)(c)	2,321,405	2,336,634
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.2372% 10/25/23 (b)(c)	735,686	738,585
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.0539% 4/14/21 (b)(c)	951,260	953,638
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.32% 4/27/24 (b)(c)	1,137,150	1,129,190

TOTAL HOTELS		5,654,858

Insurance - 2.8%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.2722% 11/22/23 (b)(c)	1,557,175	1,574,039
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5639% 8/14/22 (b)(c)	1,161,573	1,165,325
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.9839% 1/25/24 (b)(c)	496,250	496,994
Asurion LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 4.235% 11/3/23 (b)(c)	1,865,112	1,872,629
Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 3.985% 8/4/22 (b)(c)	2,271,856	2,277,535
3 month U.S. LIBOR + 6.000% 7.235% 8/4/25 (b)(c)	1,275,000	1,302,897
HUB International Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.3117% 10/2/20 (b)(c)	1,592,960	1,602,757
USI, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5/16/24 (c)(d)	500,000	498,125
3 month U.S. LIBOR + 3.000% 4.3142% 5/16/24 (b)(c)	1,350,000	1,344,938
VF Holdings Corp. term loan 3 month U.S. LIBOR + 3.250% 4.485% 6/30/23 (b)(c)	495,000	496,549

TOTAL INSURANCE		12,631,788

Leisure - 2.2%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 5/30/21 (b)(c)	495,296	493,132
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.235% 2/1/24 (b)(c)	3,195,000	3,213,371
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.235% 9/8/24 (b)(c)	250,000	254,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.485% 3/8/24 (b)(c)	746,250	748,735
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4889% 7/1/20(b)(c)	432,370	434,376
Hayward Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.735% 8/4/24 (b)(c)	455,000	457,653
Intrawest Resorts Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4889% 7/31/24 (b)(c)	1,135,000	1,139,971
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3169% 6/10/22 (b)(c)	1,466,419	1,470,319
NVA Holdings, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 8/14/21 (b)(c)	139,648	140,564
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 3/31/24 (b)(c)	353,225	341,597
SMG Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8367% 2/27/20 (b)(c)	1,081,489	1,080,818

TOTAL LEISURE		9,774,536

Metals/Mining - 0.6%
American Rock Salt Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.985% 5/20/21 (b)(c)	475,963	474,574
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5828% 4/16/20 (b)(c)	2,313,687	2,116,075
Walter Energy, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.800% 0% 4/1/18 (c)(e)(f)	1,712,487	0

TOTAL METALS/MINING		2,590,649

Paper - 0.6%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 3/14/22 (b)(c)	1,144,250	1,143,895
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2986% 12/29/23 (b)(c)	1,406,475	1,409,555

TOTAL PAPER		2,553,450

Publishing/Printing - 3.1%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.485% 6/7/23 (b)(c)	2,235,606	2,056,355
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 10/18/19 (b)(c)	2,100,722	1,812,755
Harland Clarke Holdings Corp.:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 6.000% 7.3328% 12/31/21 (b)(c)	817,498	821,585
Tranche B 6LN, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 2/9/22 (b)(c)(e)	614,958	617,651
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.235% 5/29/21 (b)(c)	1,466,250	1,411,266
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 5.235% 5/4/22 (b)(c)	2,300,392	2,256,432
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.5611% 6/1/22 (b)(c)	820,526	824,628
Montreign Operating Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.250% 9.485% 1/19/23 (b)(c)	795,000	801,622
Multi-Color Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 9/20/24 (c)(d)	415,000	416,212
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 10/24/21 (b)(c)	979,684	989,070
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 3 month U.S. LIBOR + 3.500% 4.735% 8/14/20 (b)(c)	1,767,462	1,770,414

TOTAL PUBLISHING/PRINTING		13,777,990

Restaurants - 0.6%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5232% 2/17/24 (b)(c)	817,141	815,711
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 2/14/21 (b)(c)	1,112,948	1,103,444
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.485% 7/28/21 (b)(c)	994,957	1,007,394

TOTAL RESTAURANTS		2,926,549

Services - 8.6%
Abacus Innovations Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.25% 8/16/23 (b)(c)	679,701	683,528
Abg Intermediate Holdings 2 LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 9/26/24 (c)(d)	315,000	315,788
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.485% 9/26/21 (b)(c)	860,657	759,263
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5669% 6/13/25 (b)(c)	485,000	492,794
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8169% 6/13/24 (b)(c)	2,260,000	2,269,289
Ancestry.Com Operations, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.49% 10/19/24 (b)(c)	245,000	248,369
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.49% 10/19/23 (b)(c)	1,485,000	1,493,361
Avatar Purchaser, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 9/7/24 (c)(d)	500,000	498,750
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5221% 6/21/24 (b)(c)	1,246,875	1,252,798
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.485% 11/7/23 (b)(c)	467,174	468,693
Cactus Wellhead LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.3169% 7/31/20 (b)(c)	892,098	865,335
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0139% 11/14/22 (b)(c)	2,377,021	2,387,123
Creative Artists Agency LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7395% 2/15/24 (b)(c)	291,875	292,789
Greeneden U.S. Holdings II LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0067% 12/1/23 (b)(c)	1,860,338	1,872,300
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.875% 3/9/23 (b)(c)	409,334	411,381
Karman Buyer Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.485% 7/25/21 (b)(c)	316,325	297,149
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.735% 7/25/22 (b)(c)	595,000	532,228
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 8/13/22 (b)(c)	1,476,341	1,469,889
Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.5828% 8/22/25 (b)(c)	500,000	497,500
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.735% 4/26/24 (b)(c)	7,641,600	7,668,631
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.735% 4/7/21 (b)(c)	2,108,273	2,110,255
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.985% 5/2/22 (b)(c)	3,862,502	3,893,634
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8328% 12/8/23 (b)(c)(e)	744,375	749,958
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8125% 5/4/22 (b)(c)	351,433	353,190
Summit Midstream Partners LP Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.235% 5/16/22 (b)(c)	997,500	1,009,969
The GEO Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.49% 3/23/24 (b)(c)	482,575	482,976
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.735% 11/8/23 (b)(c)	992,500	995,478
Thomson Reuters IP&S Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.735% 10/3/23 (b)(c)	1,267,232	1,271,389
Tmk Hawk Parent Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 9/14/24 (c)(d)	17,949	18,061
3 month U.S. LIBOR + 3.500% 3.5% 9/14/24 (b)(c)	402,051	404,564
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.485% 5/14/22 (b)(c)	1,263,414	1,267,368
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.235% 5/14/23 (b)(c)(e)	305,000	301,950
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.235% 12/7/23 (b)(c)	992,500	995,607

TOTAL SERVICES		38,631,357

Steel - 0.1%
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.0839% 6/14/21(b)(c)	690,534	693,123
Super Retail - 4.0%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2734% 7/2/22 (b)(c)	1,384,033	932,506
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.235% 12/16/23 (b)(c)	5,490,000	5,165,157
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.500% 8.7317% 2/3/25 (b)(c)	500,000	476,750
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9817% 2/3/24 (b)(c)	2,964,500	2,837,442
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.34% 10/11/19 (b)(c)	355,954	278,712
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.485% 8/19/23 (b)(c)	822,500	825,584
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5678% 6/23/23 (b)(c)	2,436,152	2,366,112
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.3213% 8/19/22 (b)(c)	1,409,093	1,414,729
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.3111% 1/26/23 (b)(c)	1,697,623	1,397,008
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.24% 3/11/22 (b)(c)	2,642,732	2,228,695
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (c)(f)	1,386,503	55,460

TOTAL SUPER RETAIL		17,978,155

Technology - 12.8%
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 10.84% 12/20/23 (b)(c)	210,000	210,788
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.59% 12/20/22 (b)(c)	995,000	999,149
Bright Bidco BV Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8159% 6/30/24 (b)(c)	997,500	1,005,809
Cavium, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.4872% 8/16/22 (b)(c)	436,228	437,319
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 4.7372% 9/15/20 (b)(c)	1,055,625	1,054,305
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4561% 3/20/24 (b)(c)	497,500	497,087
Compuware Corp.:
term loan 3 month U.S. LIBOR + 8.250% 9.49% 12/15/22 (b)(c)	278,152	279,890
Tranche B 3LN, term loan 3 month U.S. LIBOR + 4.250% 5.49% 12/15/21 (b)(c)	1,325,150	1,337,845
Datapipe, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.0828% 3/15/19 (b)(c)	1,700,161	1,706,537
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.74% 9/7/23 (b)(c)	1,488,769	1,493,414
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 9/19/24 (c)(d)	1,480,000	1,494,800
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3178% 2/9/23 (b)(c)	2,460,270	2,483,544
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.2722% 1/31/24 (b)(c)	496,250	499,352
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.99% 6/1/22 (b)(c)	1,435,688	1,437,483
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4872% 7/10/22 (b)(c)	5,098,925	5,106,013
Global Payments, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.235% 4/22/23 (b)(c)	385,390	386,146
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.735% 2/15/24 (b)(c)	498,213	499,459
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4889% 7/1/22 (b)(c)	438,897	442,645
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.0828% 2/1/22 (b)(c)	1,240,009	1,236,525
Information Resources, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.4872% 1/18/25 (b)(c)	500,000	498,125
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.4872% 1/18/24 (b)(c)	955,200	963,157
Inmar, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.2556% 5/1/25 (b)(c)	95,000	95,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7722% 5/1/24 (b)(c)	334,163	333,745
Kronos, Inc.:
term loan 3 month U.S. LIBOR + 8.250% 9.5606% 11/1/24 (b)(c)	1,570,000	1,618,497
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8114% 11/1/23 (b)(c)	2,388,000	2,400,585
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.49% 1/20/24 (b)(c)	1,522,494	1,481,889
3 month U.S. LIBOR + 9.000% 10.24% 1/20/25 (b)(c)	500,000	488,440
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.500% 9.735% 10/16/23 (b)(c)	390,000	368,550
Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 4.735% 10/16/22 (b)(c)	749,801	734,805
MA FinanceCo. LLC Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.750% 3.9872% 6/21/24 (b)(c)	2,373,760	2,376,728
3 month U.S. LIBOR + 2.750% 3.9872% 6/21/24 (b)(c)	343,400	343,830
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.8328% 9/26/24 (b)(c)	1,750,000	1,757,875
3 month U.S. LIBOR + 8.500% 9/26/25 (c)(d)	500,000	500,000
Mh Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.82% 9/15/24(b)(c)	500,000	496,665
Microsemi Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.553% 1/15/23 (b)(c)	346,710	347,275
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3106% 11/3/23 (b)(c)	2,144,238	2,138,342
Renaissance Learning, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0828% 4/9/21 (b)(c)	1,682,232	1,692,225
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.3328% 4/9/22 (b)(c)	1,105,000	1,113,288
SolarWinds Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.735% 2/5/23 (b)(c)	493,769	495,003
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.485% 3/3/23 (b)(c)	1,343,582	1,346,861
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 4.5828% 9/30/22 (b)(c)	2,278,685	2,274,766
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.4867% 7/8/22 (b)(c)	635,476	638,126
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 3.485% 7/8/22 (b)(c)	33,609	33,749
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5828% 9/30/23 (b)(c)	1,580,607	1,586,044
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 4/23/19 (b)(c)	404,509	390,857
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.235% 5/1/24 (b)(c)	1,745,625	1,745,992
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.74% 12/4/20 (b)(c)	254,059	254,694
Travelclick, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.235% 5/12/21 (b)(c)	627,126	629,477
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 9/14/24 (c)(d)	1,000,000	1,005,000
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2372% 7/13/23 (b)(c)	666,633	669,553
Vantiv LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.000% 8/7/24 (c)(d)	976,069	976,069
3 month U.S. LIBOR + 2.000% 8/7/24 (c)(d)	273,931	273,726
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8328% 1/27/23 (b)(c)	1,510,917	1,524,137
Vfh Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0606% 12/30/21 (b)(c)	466,739	471,407
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.985% 7/1/23 (b)(c)	917,853	927,031

TOTAL TECHNOLOGY		57,599,623

Telecommunications - 7.5%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0539% 7/15/25 (b)(c)	498,750	499,064
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0731% 5/22/24 (b)(c)	466,667	470,167
Cincinnati Bell, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4/15/24 (c)(d)	750,000	755,625
Consolidated Communications, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 4.24% 10/5/23 (b)(c)	499,385	485,372
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.07% 5/25/24 (b)(c)	1,620,000	1,624,050
DigitalGlobe, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.985% 1/15/24 (b)(c)	506,175	505,755
Evo Payments International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.24% 12/20/23 (b)(c)	497,500	503,097
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5% 1/9/24 (b)(c)	322,563	323,772
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.0711% 6/30/19 (b)(c)	4,195,000	4,179,688
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4856% 2/22/24 (b)(c)	2,500,000	2,498,050
LTS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.485% 4/11/20 (b)(c)	2,362,770	2,364,259
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4844% 7/17/25 (b)(c)	963,834	957,637
Neustar, Inc. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0619% 8/8/24 (b)(c)	805,000	810,699
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.735% 2/10/24 (b)(c)	746,250	744,855
Polycom, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.4847% 9/27/23 (b)(c)	860,333	869,367
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 2/1/24 (b)(c)	314,211	309,727
RP Crown Parent, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7383% 10/12/23 (b)(c)	1,414,313	1,421,639
Sable International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.735% 1/31/25 (b)(c)	2,105,000	2,081,319
Securus Technologies Holdings, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.750% 9% 4/30/21 (b)(c)	1,980,000	1,981,643
Securus Technologies, Inc.:
Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6/15/24 (c)(d)	1,250,000	1,261,975
3 month U.S. LIBOR + 8.250% 6/15/25 (c)(d)	500,000	503,125
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.4472% 4/30/20 (b)(c)	987,500	987,500
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.0611% 7/31/25 (b)(c)	1,496,250	1,488,395
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.75% 2/3/24 (b)(c)	3,427,775	3,429,935
Telesat LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.000% 4.3% 11/17/23 (b)(c)	1,980,038	1,993,660
Xplornet Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.0828% 9/9/21 (b)(c)	623,712	629,563

TOTAL TELECOMMUNICATIONS		33,679,938

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.3196% 6/15/23 (b)(c)	415,800	415,800
Transportation Ex Air/Rail - 0.5%
American Commercial Barge Line Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.750% 9.9889% 11/12/20 (b)(c)	376,816	297,146
International Seaways Operatin Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.74% 6/22/22 (b)(c)	1,000,000	980,000
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.32% 9/14/20 (b)(c)	1,072,500	1,065,797

TOTAL TRANSPORTATION EX AIR/RAIL		2,342,943

Utilities - 4.8%
APLP Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4889% 4/13/23 (b)(c)	803,897	809,926
Calpine Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.99% 11/30/17 (b)(c)	136,364	136,477
Cortes NP Acquisition Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2389% 11/30/23 (b)(c)	966,843	973,688
Dynegy, Inc. Tranche C, term loan 3 month U.S. LIBOR + 3.250% 4.485% 2/7/24 (b)(c)	2,268,930	2,278,119
Energy Future Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2339% 6/30/18 (b)(c)	4,500,000	4,521,375
Exgen Texas Power LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.0828% 9/18/21 (b)(c)	1,277,322	779,166
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 11/13/21 (b)(c)	865,000	813,100
Houston Fuel Oil Terminal Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.83% 8/19/21 (b)(c)	2,420,126	2,421,650
InterGen NV Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8% 6/13/20 (b)(c)	2,035,896	2,033,351
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5.2344% 2/15/24 (b)(c)	895,500	886,545
Longview Power LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.24% 4/13/21 (b)(c)	778,518	476,842
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.0828% 12/19/20 (b)(c)	1,920,559	1,776,517
Tex Operations Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.9874% 8/4/23 (b)(c)	2,020,446	2,023,194
Tranche C, term loan 3 month U.S. LIBOR + 2.750% 3.9817% 8/4/23 (b)(c)	464,286	464,917
USIC Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.0039% 12/9/23 (b)(c)	496,250	499,143
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 3.9838% 12/14/23 (b)(c)	744,375	746,750

TOTAL UTILITIES		21,640,760

TOTAL BANK LOAN OBLIGATIONS
(Cost $413,417,642)		409,579,567

Nonconvertible Bonds - 3.0%
Aerospace - 0.1%
DAE Funding LLC:
4% 8/1/20 (g)	250,000	255,000
4.5% 8/1/22 (g)	250,000	256,219

TOTAL AEROSPACE		511,219

Containers - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 4.8036% 7/15/21 (b)(c)(g)	520,000	530,400
Diversified Financial Services - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (g)	500,000	551,780
Energy - 0.4%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (g)	475,000	489,250
7% 6/30/24	500,000	570,000
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.0739% 6/15/22 (b)(c)(g)	500,000	498,755
6.875% 6/15/25 (g)	420,000	440,475

TOTAL ENERGY		1,998,480

Gaming - 0.1%
Scientific Games Corp. 7% 1/1/22 (g)	335,000	355,519
Healthcare - 0.6%
Community Health Systems, Inc. 6.25% 3/31/23	465,000	456,863
Tenet Healthcare Corp.:
4.625% 7/15/24 (g)	1,500,000	1,486,440
7.5% 1/1/22 (g)	240,000	254,100
THC Escrow Corp. III 5.125% 5/1/25 (g)	500,000	493,125

TOTAL HEALTHCARE		2,690,528

Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (g)	325,000	341,250
7.25% 11/30/21 (g)	500,000	535,625

TOTAL LEISURE		876,875

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	500,000	517,500
Publishing/Printing - 0.2%
Cenveo Corp. 6% 8/1/19 (g)	920,000	729,100
Services - 0.2%
APX Group, Inc.:
7.625% 9/1/23 (g)	500,000	525,625
7.875% 12/1/22	425,000	462,188

TOTAL SERVICES		987,813

Super Retail - 0.2%
JC Penney Corp., Inc. 5.875% 7/1/23 (g)	295,000	297,950
PetSmart, Inc.:
5.875% 6/1/25 (g)	500,000	436,250
8.875% 6/1/25 (g)	395,000	314,223

TOTAL SUPER RETAIL		1,048,423

Technology - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (g)	293,000	298,605
Telecommunications - 0.6%
Altice Financing SA 7.5% 5/15/26 (g)	900,000	990,000
SFR Group SA:
6.25% 5/15/24 (g)	515,000	543,840
7.375% 5/1/26 (g)	855,000	923,400

TOTAL TELECOMMUNICATIONS		2,457,240

TOTAL NONCONVERTIBLE BONDS
(Cost $13,391,560)		13,553,482
	Shares	Value

Common Stocks - 0.7%
Chemicals - 0.4%
LyondellBasell Industries NV Class A	18,200	1,802,710
Metals/Mining - 0.1%
Warrior Met Coal, Inc. Class A	25,939	580,813
Publishing/Printing - 0.1%
Tribune Media Co. Class A	6,975	284,999
Telecommunications - 0.1%
Consolidated Communications Holdings, Inc.	24,820	473,566
TOTAL COMMON STOCKS
(Cost $4,975,950)		3,142,088

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (e)(h)
(Cost $29,756)	30,099	30,099

Money Market Funds - 8.6%
Fidelity Cash Central Fund, 1.09% (i)
(Cost $38,547,609)	38,543,610	38,551,319
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $470,362,517)		464,856,555
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(15,920,207)
NET ASSETS - 100%		$448,936,348

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Level 3 instrument

 (f) Non-income producing - Security is in default.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,546,931 or 2.6% of net assets.

 (h) Non-income producing

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$278,167
Total	$278,167

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$284,999	$284,999	$--	$--
Energy	580,813	--	580,813	--
Materials	1,802,710	1,802,710	--	--
Telecommunication Services	473,566	473,566	--	--
Bank Loan Obligations	409,579,567	--	408,478,128	1,101,439
Corporate Bonds	13,553,482	--	13,553,482	--
Other	30,099	--	--	30,099
Money Market Funds	38,551,319	38,551,319	--	--
Total Investments in Securities:	$464,856,555	$41,112,594	$422,612,423	$1,131,538

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.8%
Luxembourg	3.5%
Canada	1.4%
Netherlands	1.4%
Others (Individually Less Than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $431,814,908)	$426,305,236
Fidelity Central Funds (cost $38,547,609)	38,551,319
Total Investment in Securities (cost $470,362,517)		$464,856,555
Cash		142,936
Receivable for investments sold		5,724,281
Receivable for fund shares sold		233,376
Dividends receivable		9,614
Interest receivable		2,879,289
Distributions receivable from Fidelity Central Funds		33,092
Total assets		473,879,143
Liabilities
Payable for investments purchased	$24,472,775
Payable for fund shares redeemed	105,172
Distributions payable	318,544
Other payables and accrued expenses	46,304
Total liabilities		24,942,795
Net Assets		$448,936,348
Net Assets consist of:
Paid in capital		$469,481,256
Undistributed net investment income		2,100,590
Accumulated undistributed net realized gain (loss) on investments		(17,139,536)
Net unrealized appreciation (depreciation) on investments		(5,505,962)
Net Assets		$448,936,348
Series Floating Rate High Income:
Net Asset Value, offering price and redemption price per share ($448,936,348 ÷ 47,297,120 shares)		$9.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$215,255
Interest		22,582,193
Income from Fidelity Central Funds		278,167
Total income		23,075,615
Expenses
Management fee	$1,650,101
Transfer agent fees	141,275
Accounting fees and expenses	145,191
Custodian fees and expenses	28,888
Independent trustees' fees and expenses	1,794
Audit	53,798
Legal	3,755
Miscellaneous	2,973
Total expenses before reductions	2,027,775
Expense reductions	(13,426)	2,014,349
Net investment income (loss)		21,061,266
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(181,057)
Fidelity Central Funds	518
Total net realized gain (loss)		(180,539)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,655,173
Fidelity Central Funds	(2,755)
Total change in net unrealized appreciation (depreciation)		2,652,418
Net gain (loss)		2,471,879
Net increase (decrease) in net assets resulting from operations		$23,533,145

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,061,266	$20,459,901
Net realized gain (loss)	(180,539)	(13,779,387)
Change in net unrealized appreciation (depreciation)	2,652,418	12,762,980
Net increase (decrease) in net assets resulting from operations	23,533,145	19,443,494
Distributions to shareholders from net investment income	(20,200,034)	(21,033,981)
Share transactions - net increase (decrease)	6,719,421	10,071,627
Total increase (decrease) in net assets	10,052,532	8,481,140
Net Assets
Beginning of period	438,883,816	430,402,676
End of period	$448,936,348	$438,883,816
Other Information
Undistributed net investment income end of period	$2,100,590	$1,629,808

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Floating Rate High Income Fund

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.42	$9.46	$10.33	$10.58	$10.69
Income from Investment Operations
Net investment income (loss)A	.445	.438	.457	.468	.538
Net realized and unrealized gain (loss)	.053	(.028)	(.534)	.002	.083
Total from investment operations	.498	.410	(.077)	.470	.621
Distributions from net investment income	(.428)	(.450)	(.434)	(.439)	(.460)
Distributions from net realized gain	–	–	(.359)	(.281)	(.271)
Total distributions	(.428)	(.450)	(.793)	(.720)	(.731)
Net asset value, end of period	$9.49	$9.42	$9.46	$10.33	$10.58
Total ReturnB	5.38%	4.59%	(.80)%	4.58%	6.04%
Ratios to Average Net AssetsC,D
Expenses before reductions	.49%	.75%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.49%	.75%	.72%	.72%	.72%
Expenses net of all reductions	.48%	.75%	.72%	.72%	.72%
Net investment income (loss)	4.71%	4.78%	4.61%	4.46%	5.07%
Supplemental Data
Net assets, end of period (000 omitted)	$448,936	$203,368	$205,782	$430,191	$781,842
Portfolio turnover rateE	75%	46%	42%	61%	87%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2017

1. Organization.

Fidelity Series Floating Rate High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Floating Rate High Income shares.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2017, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,273,200
Gross unrealized depreciation	(11,573,787)
Net unrealized appreciation (depreciation)	$(4,300,587)
Tax Cost	$469,157,142

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$845,132
Capital loss carryforward	$(17,089,452)
Net unrealized appreciation (depreciation) on securities and other investments	$(4,300,587)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Long-term	$(17,089,452)
Total capital loss carryforward	$(17,089,452)

The tax character of distributions paid was as follows:

	September 30, 2017	September 30, 2016
Ordinary Income	$20,200,034	$ 21,033,981

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchase and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $316,220,019 and $322,073,627, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective June 1, 2017, under the management contract approved by the Board and shareholders, Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. In addition, the investment adviser pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Prior to June 1, 2017, the investment adviser and its affiliates provided the Fund with investment management related services for which the Fund paid a monthly management fee. The management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate was based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreased as assets under management increased and increased as assets under management decreased.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective June 1, 2017, fees for these services are no longer charged to the classes. Prior to June 1, 2017, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of Series Floating Rate High Income. FIIOC received no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Series Floating Rate High Income	$141,275.06

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. Effective June 1, 2017, these fees are paid by the investment adviser or an affiliate.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,440 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10,762.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,664.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended September 30, 2017	Year ended September 30, 2016
From net investment income
Series Floating Rate High Income	$10,382,224	$9,784,832
Class F	9,817,810	11,249,149
Total	$20,200,034	$21,033,981

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2017	Year ended September 30, 2016	Year ended September 30, 2017	Year ended September 30, 2016
Series Floating Rate High Income
Shares sold	27,818,784	1,173,078	$264,319,371	$10,706,536
Reinvestment of distributions	1,045,829	1,069,952	9,936,421	9,784,832
Shares redeemed	(3,161,133)	(2,402,700)	(30,055,500)	(22,000,146)
Net increase (decrease)	25,703,480	(159,670)	$244,200,292	$(1,508,778)
Class F
Shares sold	2,131,730	2,677,976	$20,330,298	$24,477,537
Reinvestment of distributions	942,568	1,229,803	8,956,671	11,249,149
Shares redeemed	(28,083,629)	(2,644,007)	(266,767,840)	(24,146,281)
Net increase (decrease)	(25,009,331)	1,263,772	$(237,480,871)	$11,580,405

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity Series Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Series Floating Rate High Income Fund (the Fund), a fund of Fidelity Summer Street Trust, including the schedule of investments, as of September 30, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Series Floating Rate High Income Fund as of September 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 16, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 190 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 to September 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses Paid During Period-B April 1, 2017 to September 30, 2017
Series Floating Rate High Income	.28%
Actual		$1,000.00	$1,020.90	$1.42
Hypothetical-C		$1,000.00	$1,023.66	$1.42

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 0.19% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Floating Rate High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered that the Advisory Contracts currently in place had become effective on June 1, 2017 in connection with shareholders of certain other Fidelity funds that invest in the fund (referred to herein as Freedom Funds) voting to approve new management contracts for the Freedom Funds. The Board noted the Advisory Contracts implemented a new fee structure pursuant to which the fund does not pay a management fee to FMR. The Board also approved certain amendments to the sub-advisory agreements for the fund to ensure consistency in the sub-advisory fees paid under the new fee structure compared to the sub-advisory fees paid under the prior fee structure. The Board noted that the amendments will not result in any changes to the nature, extent, and quality of services provided to the fund.

In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that, effective June 1, 2017, FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.014% through November 30, 2020.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SFR-ANN-1117
1.924290.105

Item 2.

Code of Ethics

As of the end of the period, September 30, 2017, Fidelity Summer Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Series Floating Rate High Income Fund (the “Fund”):

Services Billed by Deloitte Entities

September 30, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Floating Rate High Income Fund	$73,000	$100	$6,400	$2,000

September 30, 2016 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Floating Rate High Income Fund	$73,000	$100	$6,400	$1,700

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2017A	September 30, 2016A
Audit-Related Fees	$-	$35,000
Tax Fees	$25,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	September 30, 2017A	September 30, 2016A
Deloitte Entities	$375,000	$75,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 27, 2017